Issuance of common units and Series A Preferred Units (Tables)	6 Months Ended
Jun. 30, 2020
Issuance of common units and Series A Preferred Units
Schedule of net proceeds for units issued

	Six months ended June 30, 2020
		Series A
		Preferred
(in thousands of U.S. dollars)	Common units	Units	Total
Gross proceeds for units issued	$—	2,163	$2,163
Less: Commissions	—	(38)	(38)
Net proceeds for units issued	$—	2,125	$2,125